SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	As of June 30,
	2017	2016
Cash and cash equivalents	$238	$4,412
Restricted cash	265	—
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$503	$4,412

Schedule of equipment	Depreciation is provided for using the straight line basis at the following rates per annum:
Computer equipment	three years
Furniture and equipment	five years